Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Total long-term debt	$ 262,385	$ 295,118
Less: Deferred loan issuance costs	3,399	3,707
Total long-term debt, net	258,986	291,411
Less: Current portion of long-term debt	29,145	38,494
Add: Current portion of deferred loan issuance costs	2,148	1,015
Long-term debt, net	231,989	253,932
(i) Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)
Debt Instrument
Total long-term debt	$ 262,385	$ 295,118
Margin	3.25%